Financial and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2017
Statement [line items]
Financial assets
(USD millions)	2017	2016

Available-for-sale long-term financial investments	1 275	1 096

Long-term receivables from customers	197	231

Minimum lease payments from finance lease agreements	122	147

Contingent consideration receivables [1]	394	586

Long-term loans, advances and security deposits	255	136

Total financial assets	2 243	2 196

[1] Note 28 provides additional disclosures related to contingent considerations.

Other non-current assets
(USD millions)	2017	2016

Deferred compensation plans	484	451

Prepaid post-employment benefit plans	133	47

Other non-current assets	201	200

Total other non-current assets	818	698

Minimum finance lease payments
	2017					2016

(USD millions)	Total future payments	Unearned finance income	Present value	Provision	Net book value	Total future payments	Unearned finance income	Present value	Provision	Net book value

Not later than one year [1]	83	– 7	76	– 3	73	91	– 5	86	– 2	84

Between one and five years	180	– 14	166	– 59	107	182	– 16	166	– 37	129

Later than five years	31	– 2	29	– 14	15	63	– 4	59	– 41	18

Total	294	– 23	271	– 76	195	336	– 25	311	– 80	231

[1] The current portion of the minimum lease payments is recorded in trade receivables or other current assets (to the extent not yet invoiced).